UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2016

Date of reporting period:	September 30, 2016

Item 1. Schedule of Investments:

Putnam VT High Yield Fund

The fund's portfolio
9/30/16 (Unaudited)

CORPORATE BONDS AND NOTES (83.7%)(a)
			Principal amount	Value

Advertising and marketing services (0.3%)

Lamar Media Corp. company guaranty sr. unsec. sub. notes 5.375%, 1/15/24			$105,000	$110,250

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25			355,000	372,750

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24			315,000	327,600

				810,600
Automotive (1.0%)

Fiat Chryslet Automobiles NV sr. unsec. unsub. notes 5.25%, 4/15/23 (Italy)			660,000	678,975

General Motors Co. sr. unsec. notes 5.20%, 4/1/45			120,000	124,822

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.20%, 7/6/21			300,000	303,684

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 3.45%, 4/10/22			300,000	304,292

IHO Verwaltungs GmbH 144A sr. notes 4.75%, 9/15/26 (Germany)(PIK)			330,000	331,650

IHO Verwaltungs GmbH 144A sr. notes 4.50%, 9/15/23 (Germany)(PIK)			235,000	237,202

Lear Corp. company guaranty sr. unsec. unsub. notes 5.375%, 3/15/24			170,000	182,538

Navistar International Corp. company guaranty sr. unsec. notes 8.25%, 11/1/21			326,000	324,370

				2,487,533
Broadcasting (2.8%)

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20			635,000	627,856

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22			820,000	853,825

Entercom Radio, LLC company guaranty sr. unsec. notes 10.50%, 12/1/19			275,000	286,344

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26			515,000	518,863

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19			740,000	585,525

LIN Television Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/22			75,000	78,563

Nexstar Escrow Corp. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24			495,000	496,238

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24			1,150,000	1,175,875

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24			320,000	340,000

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23			305,000	309,575

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22			420,000	424,988

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25			810,000	815,063

Univision Communications, Inc. 144A company guaranty sr. unsec. notes 8.50%, 5/15/21			267,000	276,345

				6,789,060
Building materials (0.5%)

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23			245,000	258,475

Standard Industries, Inc. 144A sr. unsec. notes 6.00%, 10/15/25			245,000	262,150

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24			660,000	679,800

Standard Industries, Inc./NJ 144A sr. unsec. notes 5.125%, 2/15/21			65,000	68,250

				1,268,675
Cable television (5.1%)

Altice SA 144A company guaranty sr. unsec. notes 7.75%, 5/15/22 (Luxembourg)			1,340,000	1,428,775

Altice SA 144A company guaranty sr. unsec. notes 7.625%, 2/15/25 (Luxembourg)			200,000	205,000

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20			75,000	78,563

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22			480,000	501,600

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26			450,000	469,125

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24			1,210,000	1,288,650

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26			215,000	227,900

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23			615,000	641,906

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			995,000	992,522

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21			365,000	365,000

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24			1,240,000	1,178,000

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21			180,000	190,350

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23			990,000	1,140,975

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24			425,000	419,688

Neptune Finco Corp. 144A sr. unsec. unsub. notes 10.875%, 10/15/25			200,000	234,000

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)			110,000	115,258

SFR Group SA 144A company guaranty sr. notes 7.375%, 5/1/26 (France)			510,000	521,317

SFR Group SA 144A company guaranty sr. notes 6.00%, 5/15/22 (France)			365,000	371,388

Unitymedia GmbH 144A company guaranty sr. notes 6.125%, 1/15/25 (Germany)			200,000	210,750

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)			685,000	714,113

Virgin Media Finance PLC 144A company guaranty sr. unsec. notes 6.375%, 4/15/23 (United Kingdom)			285,000	299,250

Virgin Media Secured Finance PLC 144A sr. notes 5.375%, 4/15/21 (United Kingdom)			256,500	267,401

WideOpenWest Finance, LLC/WideOpenWest Capital Corp. company guaranty sr. unsec. sub. notes 10.25%, 7/15/19			560,000	589,445

				12,450,976
Capital goods (7.2%)

Advanced Disposal Services, Inc. company guaranty sr. unsec. notes 8.25%, 10/1/20			1,327,000	1,393,350

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 5.00%, 10/1/24			440,000	451,000

Amstead Industries, Inc. 144A company guaranty sr. unsec. sub. notes 5.00%, 3/15/22			240,000	241,200

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)			885,000	940,313

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)			295,000	303,850

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.50%, 9/1/22			65,000	67,763

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24			580,000	588,700

Berry Plastics Corp. company guaranty notes 6.00%, 10/15/22			205,000	216,275

Bombardier, Inc. 144A sr. unsec. unsub. notes 4.75%, 4/15/19 (Canada)			480,000	466,800

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20			800,000	892,000

Cortes NP Acquisition Corp. 144A sr. unsec. notes 9.25%, 10/15/24			225,000	225,000

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26			215,000	240,531

DH Services Luxembourg Sarl 144A company guaranty sr. unsec. sub. notes 7.75%, 12/15/20 (Luxembourg)			305,000	317,963

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22			1,505,000	1,425,988

KLX, Inc. 144A company guaranty sr. unsec. notes 5.875%, 12/1/22			855,000	884,925

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)			920,000	1,257,591

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24			945,000	1,082,025

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23			950,000	938,125

Moog, Inc. 144A company guaranty sr. unsec. notes 5.25%, 12/1/22			510,000	527,213

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25			305,000	319,106

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/22			425,000	447,313

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu company guaranty sr. unsec. unsub. notes 8.25%, 2/15/21 (New Zealand)			370,000	385,725

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24			450,000	482,625

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24			365,000	383,250

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26			200,000	202,500

Terex Corp. company guaranty sr. unsec. notes 6.00%, 5/15/21			185,000	189,163

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23			865,000	940,688

TransDigm, Inc. company guaranty sr. unsec. sub. notes 7.50%, 7/15/21			410,000	434,600

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24			145,000	152,613

TransDigm, Inc. 144A company guaranty sr. unsec. sub. bonds 6.375%, 6/15/26			325,000	335,563

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.75%, 4/29/25			770,000	808,500

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.50%, 4/29/22			150,000	159,057

				17,701,315
Chemicals (2.9%)

A Schulman, Inc. 144A company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23			505,000	510,050

Axalta Coating Systems, LLC 144A company guaranty sr. unsec. unsub. notes 4.875%, 8/15/24			385,000	394,384

Blue Cube Spinco, Inc. 144A company guaranty sr. unsec. notes 9.75%, 10/15/23			550,000	646,250

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25			300,000	294,750

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23			395,000	385,125

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24			315,000	297,281

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23			810,000	925,385

Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22			445,000	462,800

Kraton Polymers LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23			485,000	550,475

Perstorp Holding AB 144A company guaranty sr. notes 8.75%, 5/15/17 (Sweden)			660,000	658,350

PQ Corp. 144A company guaranty sr. notes 6.75%, 11/15/22			145,000	154,063

Tronox Finance, LLC company guaranty sr. unsec. notes 6.375%, 8/15/20			95,000	87,638

Tronox Finance, LLC 144A company guaranty sr. unsec. notes 7.50%, 3/15/22			275,000	250,938

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23			455,000	468,650

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24			850,000	924,375

				7,010,514
Commercial and consumer services (0.3%)

Mustang Merger Corp. 144A sr. unsec. notes 8.50%, 8/15/21			120,000	127,650

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23			510,000	524,025

				651,675
Construction (2.5%)

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23			870,000	939,600

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24			490,000	490,000

Builders FirstSource, Inc. 144A company guaranty sr. unsec. notes 10.75%, 8/15/23			685,000	786,038

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24			245,000	251,125

Cemex Finance, LLC 144A company guaranty sr. notes 9.375%, 10/12/22 (Mexico)			425,000	466,969

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)			375,000	384,375

Cemex SAB de CV 144A company guaranty sr. sub. notes 5.70%, 1/11/25 (Mexico)			395,000	395,988

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21			255,000	260,100

HD Supply, Inc. 144A company guaranty sr. unsec. notes 5.75%, 4/15/24			260,000	273,000

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24			390,000	404,625

USG Corp. 144A company guaranty sr. unsec. notes 5.875%, 11/1/21			125,000	130,781

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25			440,000	471,900

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23			870,000	774,300

				6,028,801
Consumer (0.2%)

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25			220,000	237,600

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24			300,000	324,849

				562,449
Consumer staples (4.0%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 6.00%, 4/1/22 (Canada)			845,000	885,138

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)			240,000	249,600

AMN Healthcare, Inc. 144A company guaranty sr. unsec. notes 5.125%, 10/1/24			145,000	146,450

Ashtead Capital, Inc. 144A company guaranty notes 6.50%, 7/15/22			675,000	709,594

BlueLine Rental Finance Corp. 144A notes 7.00%, 2/1/19			370,000	322,825

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22			655,000	652,544

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21			1,235,000	1,306,013

Constellation Brands, Inc. company guaranty sr. unsec. unsub. notes 6.00%, 5/1/22			335,000	384,831

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23			680,000	722,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26			405,000	428,288

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24			405,000	423,225

Landry's Holdings II, Inc. 144A sr. unsec. notes 10.25%, 1/1/18			130,000	132,756

Landry's, Inc. 144A sr. unsec. notes 6.75%, 10/15/24			295,000	300,163

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25			290,000	298,700

Prestige Brands, Inc. 144A company guaranty sr. unsec. notes 5.375%, 12/15/21			535,000	553,725

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21			965,000	984,300

Revlon Consumer Products Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/1/24			230,000	237,475

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23			685,000	739,231

Vander Intermediate Holding II Corp. 144A sr. unsec. notes 9.75%, 2/1/19(PIK)			138,662	72,104

WhiteWave Foods Co. (The) company guaranty sr. unsec. notes 5.375%, 10/1/22			280,000	318,150

				9,867,612
Energy (oil field) (0.2%)

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 10/1/22			280,000	259,700

Archrock Partners LP/Archrock Partners Finance Corp. company guaranty sr. unsec. notes 6.00%, 4/1/21			70,000	65,625

Key Energy Services, Inc. company guaranty sr. unsec. unsub. notes 6.75%, 3/1/21 (In default)(NON)			130,000	35,100

Seventy Seven Operating, LLC company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)			770,000	77

Tervita Corp. 144A sr. unsec. notes 10.875%, 2/15/18 (Canada) (In default)(NON)			175,000	22,750

				383,252
Energy (other) (0.1%)

CHC Helicopter SA company guaranty sr. notes 9.25%, 10/15/20 (Canada) (In default)(NON)			288,000	139,680

				139,680
Entertainment (1.8%)

AMC Entertainment, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22			425,000	439,875

AMC Entertainment, Inc. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/15/25			420,000	424,200

Cedar Fair LP/Canada's Wonderland Co./Magnum Management Corp. company guaranty sr. unsec. notes 5.25%, 3/15/21			190,000	196,650

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22			405,000	415,125

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23			295,000	296,475

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20			560,000	603,400

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26			225,000	241,875

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 2/1/25			165,000	166,031

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23			635,000	645,319

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 5.25%, 1/15/21			835,000	862,138

				4,291,088
Financials (7.6%)

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22			490,000	477,750

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31			905,000	1,115,413

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25			540,000	564,975

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58			360,000	481,770

Banco Bilbao Vizcaya Argentaria SA jr. unsec. sub. FRB 9.00%, perpetual maturity (Spain)			400,000	411,000

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity			215,000	223,869

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity			270,000	292,444

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23			365,000	386,900

CIT Group, Inc. sr. unsec. unsub. notes 5.375%, 5/15/20			390,000	416,813

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22			220,000	233,750

Citigroup, Inc. jr. unsec. sub. FRN Ser. Q, 5.95%, perpetual maturity			175,000	178,180

CNG Holdings, Inc./OH 144A sr. notes 9.375%, 5/15/20			720,000	439,200

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25			440,000	436,700

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23			265,000	274,275

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21			595,000	597,975

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)			200,000	190,000

DFC Finance Corp. 144A company guaranty sr. notes 10.50%, 6/15/20			380,000	239,400

Dresdner Funding Trust I 144A jr. unsec. sub. notes 8.151%, 6/30/31			510,000	606,900

E*Trade Financial Corp. sr. unsec. unsub. notes 4.625%, 9/15/23			545,000	564,075

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)			300,000	299,625

Genworth Holdings, Inc. company guaranty jr. unsec. sub. FRN 6.15%, 11/15/66			290,000	129,775

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)			130,000	126,750

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21			850,000	867,000

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22			595,000	571,200

iStar, Inc. sr. unsec. notes 5.00%, 7/1/19(R)			230,000	229,397

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37			255,000	298,350

Lloyds Bank PLC jr. unsec. sub. FRN Ser. EMTN, 13.00%, perpetual maturity (United Kingdom)		GBP	115,000	262,092

Lloyds Banking Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)			$328,000	338,726

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A company guaranty sr. unsec. notes 5.625%, 5/1/24			205,000	222,364

MPT Operating Partnership LP/MPT Finance Corp. company guaranty sr. unsec. notes 6.375%, 3/1/24(R)			225,000	244,125

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 7.875%, 10/1/20			465,000	472,533

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21			610,000	597,800

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19			275,000	289,094

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21			590,000	620,975

Provident Funding Associates LP/PFG Finance Corp. 144A company guaranty sr. unsec. notes 6.75%, 6/15/21			760,000	766,650

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 8.00%, perpetual maturity (United Kingdom)			245,000	228,159

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.648%, perpetual maturity (United Kingdom)			1,155,000	1,368,675

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20			170,000	186,575

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 7.75%, 10/1/21			155,000	162,556

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19			155,000	158,294

Stearns Holdings, Inc. 144A company guaranty sr. notes 9.375%, 8/15/20			557,000	542,379

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18			415,000	309,175

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24			480,000	499,200

USI, Inc./NY 144A sr. unsec. notes 7.75%, 1/15/21			545,000	553,175

Wayne Merger Sub, LLC 144A sr. unsec. notes 8.25%, 8/1/23			265,000	269,306

				18,745,339
Forest products and packaging (1.9%)

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24			575,000	583,625

Coveris Holdings SA 144A company guaranty sr. unsec. notes 7.875%, 11/1/19 (Luxembourg)			975,000	996,938

Louisiana-Pacific Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24			405,000	405,000

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)			625,000	661,719

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)			690,000	731,607

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27			65,000	72,150

Sealed Air Corp. 144A company guaranty sr. unsec. notes 6.875%, 7/15/33			375,000	402,188

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)			630,000	743,400

				4,596,627
Gaming and lottery (2.5%)

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23			340,000	368,050

Boyd Gaming Corp. 144A company guaranty sr. unsec. unsub. bonds 6.375%, 4/1/26			170,000	182,325

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23			580,000	615,525

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)		CAD	740,000	590,838

Isle of Capri Casinos, Inc. company guaranty sr. unsec. notes 5.875%, 3/15/21			$250,000	260,938

Penn National Gaming, Inc. sr. unsec. sub. notes 5.875%, 11/1/21			635,000	655,638

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21			695,000	714,113

ROC Finance, LLC/ROC Finance 1 Corp. 144A notes 12.125%, 9/1/18			1,000,000	1,023,750

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22			1,670,000	1,540,575

Scientific Games International, Inc. company guaranty sr. unsec. sub. notes 6.25%, 9/1/20			180,000	138,600

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22			145,000	153,338

				6,243,690
Health care (6.9%)

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 6.125%, 3/15/21			740,000	764,050

Acadia Healthcare Co., Inc. company guaranty sr. unsec. sub. notes 5.125%, 7/1/22			450,000	445,500

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23			575,000	549,125

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24			500,000	542,500

Centene Corp. sr. unsec. unsub. notes 5.625%, 2/15/21			155,000	164,300

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22			490,000	505,925

CHS/Community Health Systems, Inc. company guaranty sr. notes 5.125%, 8/1/21			120,000	119,100

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22			520,000	447,200

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada)			540,000	345,600

ConvaTec Healthcare E SA 144A company guaranty sr. unsec. unsub. notes 10.50%, 12/15/18 (Luxembourg)			575,000	583,625

Crimson Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 5/15/22			975,000	860,438

DPx Holdings BV 144A sr. unsec. sub. notes 7.50%, 2/1/22 (Netherlands)			585,000	618,638

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23			250,000	221,875

Endo Limited/Endo Finance LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)			810,000	739,125

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22			340,000	347,650

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26			470,000	499,375

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20			1,070,000	1,187,700

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22			210,000	240,975

HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25			165,000	170,363

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23			490,000	509,600

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21			215,000	232,738

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)			345,000	326,888

MEDNAX, Inc. 144A company guaranty sr. unsec. unsub. notes 5.25%, 12/1/23			205,000	215,506

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22			350,000	361,375

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)			515,000	541,369

Service Corp. International/US sr. unsec. notes 5.375%, 1/15/22			1,000,000	1,040,000

Service Corp. International/US sr. unsec. unsub. notes 5.375%, 5/15/24			370,000	392,200

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23			310,000	322,400

Tenet Healthcare Corp. company guaranty sr. bonds 4.50%, 4/1/21			205,000	206,281

Tenet Healthcare Corp. company guaranty sr. FRN 4.35%, 6/15/20			690,000	693,519

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20			925,000	978,188

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.375%, 10/15/20			90,000	84,375

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25			520,000	447,850

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23			390,000	336,375

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23			265,000	226,575

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20			845,000	781,625

				17,049,928
Homebuilding (2.3%)

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23			470,000	491,738

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)			645,000	667,575

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 6.25%, 12/15/21			630,000	692,213

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24			285,000	304,950

Howard Hughes Corp. (The) 144A sr. unsec. notes 6.875%, 10/1/21			1,120,000	1,177,400

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22			90,000	92,925

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 4/1/21			180,000	191,700

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 11/15/20 (Canada)			620,000	618,063

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32			780,000	900,900

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26			15,000	15,750

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. notes 5.25%, 4/15/21			80,000	82,600

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24			280,000	287,700

				5,523,514
Household furniture and appliances (0.1%)

Tempur Sealy International, Inc. 144A company guaranty sr. unsec. unsub. bonds 5.50%, 6/15/26			260,000	267,800

				267,800
Lodging/Tourism (1.0%)

Dakota Merger Sub, Inc. 144A sr. notes 7.75%, 9/1/23			740,000	740,925

Dakota Merger Sub, Inc. 144A sr. unsec. notes 10.75%, 9/1/24			295,000	289,100

Hilton Domestic Operating Co., Inc. 144A sr. unsec. sub. notes 4.25%, 9/1/24			90,000	91,800

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19			95,000	107,113

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21			125,000	140,469

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A sr. notes 6.375%, 6/1/21			1,135,000	1,135,000

				2,504,407
Media (0.6%)

EMI Music Publishing Group North America Holdings, Inc. 144A sr. unsec. notes 7.625%, 6/15/24			445,000	481,156

Nielsen Co. Luxembourg Sarl (The) 144A company guaranty sr. unsec. sub. notes 5.50%, 10/1/21 (Luxembourg)			630,000	658,350

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23			390,000	395,850

				1,535,356
Metals (3.5%)

Allegheny Technologies, Inc. sr. unsec. unsub. notes 9.375%, 6/1/19			135,000	144,956

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23			40,000	38,500

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21			150,000	142,758

ArcelorMittal SA sr. unsec. unsub. bonds 10.85%, 6/1/19 (France)			420,000	508,200

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)			375,000	407,813

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.25%, 5/15/22 (Canada)			490,000	433,650

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.00%, 2/15/21 (Canada)			435,000	390,413

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 2/15/20 (Canada)			305,000	282,125

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. notes 6.75%, 2/1/22			265,000	272,288

Freeport-McMoran Oil & Gas, LLC/FCX Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 2/15/23			495,000	512,944

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 3.55%, 3/1/22 (Indonesia)			300,000	273,000

HudBay Minerals, Inc. company guaranty sr. unsec. notes 9.50%, 10/1/20 (Canada)			700,000	701,750

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22			440,000	484,000

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 7.00%, 4/15/20 (Canada)			390,000	400,725

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)			255,000	261,375

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26			605,000	619,369

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24			365,000	387,813

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 8/15/22			835,000	878,838

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24			265,000	277,588

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)			70,000	80,500

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.00%, 6/1/21 (Canada)			105,000	114,844

TMS International Corp. 144A company guaranty sr. unsec. sub. notes 7.625%, 10/15/21			735,000	619,238

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23			400,000	422,000

				8,654,687
Oil and gas (10.7%)

Anadarko Petroleum Corp. sr. unsec. unsub. notes 5.55%, 3/15/26			280,000	319,611

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23			255,000	259,781

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22			595,000	599,463

Antero Resources Finance Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21			190,000	192,138

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.625%, 6/1/24 (Canada)			345,000	281,175

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)			120,000	98,550

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22			956,000	635,740

Callon Petroleum Co. 144A sr. unsec. notes 6.125%, 10/1/24(FWC)			205,000	212,175

Carrizo Oil & Gas, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 9/15/20			140,000	144,900

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)			705,000	761,925

Cenovus Energy, Inc. sr. unsec. bonds 4.45%, 9/15/42 (Canada)			215,000	177,413

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22			746,000	756,258

Concho Resources, Inc. company guaranty sr. unsec. notes 5.50%, 4/1/23			810,000	836,325

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24			115,000	105,225

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22			660,000	658,350

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23			395,000	379,200

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21			380,000	283,100

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21			574,000	601,265

Devon Financing Company, LLC company guaranty sr. unsec. unsub. bonds 7.875%, 9/30/31			595,000	737,076

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20			1,275,000	905,250

Halcon Resources Corp. 144A company guaranty notes 8.625%, 2/1/20			360,000	360,900

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31			295,000	349,842

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24			495,000	509,231

Laredo Petroleum, Inc. company guaranty sr. unsec. notes 7.375%, 5/1/22			1,000,000	1,033,750

Laredo Petroleum, Inc. company guaranty sr. unsec. sub. notes 5.625%, 1/15/22			80,000	77,600

Linn Energy, LLC/Linn Energy Finance Corp. 144A company guaranty notes 12.00%, 12/15/20 (In default)(NON)			1,354,000	656,690

Lone Pine Resources Canada, Ltd. escrow company guaranty sr. unsec. notes 10.375%, 2/15/17 (Canada)(F)			195,000	10

Marathon Oil Corp. sr. unsec. unsub. notes 3.85%, 6/1/25			220,000	208,922

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)			245,000	193,550

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.50%, 3/15/21 (Canada)			165,000	134,681

Murphy Oil Corp. sr. unsec. unsub. notes 6.875%, 8/15/24			520,000	537,525

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22			1,070,000	1,102,055

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26			500,000	501,250

Oasis Petroleum, Inc. company guaranty sr. unsec. notes 6.50%, 11/1/21			240,000	229,200

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23			620,000	592,100

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22			385,000	368,638

Range Resources Corp. 144A company guaranty sr. unsec. sub. notes 5.75%, 6/1/21			605,000	612,563

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23			270,000	245,700

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 7/15/22			180,000	165,600

Sabine Pass Liquefaction, LLC sr. notes 6.25%, 3/15/22			150,000	164,063

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24			515,000	554,269

Sabine Pass Liquefaction, LLC sr. notes 5.625%, 4/15/23			345,000	368,288

Sabine Pass Liquefaction, LLC 144A sr. bonds 5.00%, 3/15/27			370,000	379,250

Sabine Pass Liquefaction, LLC 144A sr. notes 5.875%, 6/30/26			400,000	434,750

Samson Investment Co. company guaranty sr. unsec. notes 9.75%, 2/15/20 (In default)(NON)			1,340,000	53,600

SandRidge Energy, Inc. 144A company guaranty notes 8.75%, 6/1/20 (In default)(NON)			540,000	194,400

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)			325,000	337,594

Seven Generations Energy, Ltd. 144A sr. unsec. sub. notes 8.25%, 5/15/20 (Canada)			550,000	586,438

Seventy Seven Energy, Inc. sr. unsec. notes 6.50%, 7/15/22(F)			345,000	35

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21			470,000	480,575

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24			620,000	582,800

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26			200,000	202,000

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23			90,000	90,900

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22			210,000	210,000

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. bonds 5.375%, 2/1/27			290,000	291,813

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. notes 5.125%, 2/1/25			145,000	145,181

Triangle USA Petroleum Corp. 144A company guaranty sr. unsec. notes 6.75%, 7/15/22 (In default)(NON)			310,000	68,200

Unit Corp. company guaranty sr. unsec. sub. notes 6.625%, 5/15/21			155,000	131,750

Western Gas Partners LP sr. unsec. unsub. notes 4.65%, 7/1/26			155,000	161,194

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.75%, 3/15/21			144,000	133,200

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19			450,000	435,375

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32			195,000	241,800

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.875%, 9/1/21			208,000	240,760

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31			435,000	496,988

Williams Partners LP/ACMP Finance Corp. company guaranty sr. unsec. unsub. notes 6.125%, 7/15/22			253,000	262,674

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24			480,000	485,142

Williams Partners LP/ACMP Finance Corp. sr. unsec. unsub. notes 4.875%, 5/15/23			480,000	485,400

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23			100,000	107,500

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20			535,000	565,763

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22			685,000	683,716

				26,400,145
Regional Bells (0.7%)

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25			600,000	626,250

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22			670,000	710,200

Frontier Communications Corp. sr. unsec. notes 8.875%, 9/15/20			195,000	210,356

Frontier Communications Corp. sr. unsec. unsub. notes 7.625%, 4/15/24			180,000	168,075

				1,714,881
Retail (2.1%)

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21			505,000	280,275

Dollar Tree, Inc. company guaranty sr. unsec. unsub. notes 5.75%, 3/1/23			215,000	231,394

JC Penney Corp, Inc. company guaranty sr. unsec. bonds 8.125%, 10/1/19			475,000	517,750

JC Penney Corp, Inc. company guaranty sr. unsec. unsub. notes 5.65%, 6/1/20			100,000	100,238

JC Penney Corp, Inc. 144A company guaranty sr. notes 5.875%, 7/1/23			120,000	124,950

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)			500,000	487,500

L Brands, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/21			45,000	51,919

L Brands, Inc. company guaranty sr. unsec. sub. notes 5.625%, 2/15/22			315,000	352,013

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28			475,000	441,750

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/15/21(PIK)			755,000	592,675

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.00%, 10/15/21			820,000	684,700

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22			395,000	409,813

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26			175,000	174,563

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24			450,000	452,250

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26			325,000	328,250

				5,230,040
Technology (4.3%)

Avaya, Inc. 144A company guaranty notes 10.50%, 3/1/21			355,000	78,100

Avaya, Inc. 144A company guaranty sr. notes 7.00%, 4/1/19			1,150,000	848,125

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25			505,000	538,456

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company gauranty sr. unsec. notes 7.125%, 6/15/24			1,035,000	1,138,343

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46			110,000	131,709

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23			615,000	658,946

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21			150,000	159,371

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23			595,000	629,213

First Data Corp. 144A notes 5.75%, 1/15/24			570,000	585,675

First Data Corp. 144A sr. notes 5.375%, 8/15/23			490,000	504,700

Infor Software Parent LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)			615,000	596,550

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22			600,000	607,500

Iron Mountain, Inc. company guaranty sr. unsec. notes 6.00%, 8/15/23(R)			615,000	656,513

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 6.00%, 10/1/20(R)			215,000	226,825

Micron Technology, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 2/15/22			590,000	601,800

Micron Technology, Inc. 144A sr. notes 7.50%, 9/15/23			260,000	288,792

NXP BV/NXP Funding, LLC 144A Company guaranty sr. unsec. notes 4.625%, 6/1/23 (Netherlands)			680,000	743,750

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23			760,000	782,800

Zebra Technologies Corp. sr. unsec. unsub. bonds 7.25%, 10/15/22			780,000	845,325

				10,622,493
Telecommunications (3.5%)

Altice Financing SA 144A company guaranty sr. notes 6.625%, 2/15/23 (Luxembourg)			200,000	204,750

Altice Finco SA 144A company guaranty sr. unsec. unsub. notes 7.625%, 2/15/25 (Luxembourg)			600,000	598,500

Digicel Group, Ltd. 144A sr. unsec. notes 8.25%, 9/30/20 (Jamaica)			650,000	564,688

Digicel, Ltd. 144A company guaranty sr. unsec. notes 6.75%, 3/1/23 (Jamaica)			805,000	708,400

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)			305,000	230,275

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)			66,000	22,110

Intelsat Luxembourg SA company guaranty sr. unsec. sub. bonds 8.125%, 6/1/23 (Luxembourg)			185,000	62,438

Level 3 Communications, Inc. sr. unsec. unsub. notes 5.75%, 12/1/22			205,000	214,225

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 1/15/24			220,000	229,213

Level 3 Financing, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 8/15/22			260,000	271,700

Qwest Corp. sr. unsec. unsub. notes 7.25%, 9/15/25			380,000	415,845

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28			1,760,000	1,652,200

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18			345,000	380,794

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23			1,175,000	1,182,344

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21			1,185,000	1,189,444

West Corp. 144A company guaranty sr. unsec. sub. notes 5.375%, 7/15/22			755,000	736,125

				8,663,051
Telephone (1.3%)

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23			545,000	583,831

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25			860,000	935,250

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.25%, 4/1/21			500,000	522,500

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.633%, 4/28/21			150,000	158,063

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22			505,000	534,038

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23			645,000	585,338

				3,319,020
Textiles (0.1%)

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24			325,000	333,531

				333,531
Tire and rubber (0.2%)

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22			675,000	614,250

				614,250
Transportation (0.8%)

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23			680,000	657,900

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23			1,255,000	1,267,550

				1,925,450
Utilities and power (4.7%)

AES Corp./Virginia (The) sr. unsec. notes 8.00%, 6/1/20			200,000	235,500

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25			520,000	535,600

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23			255,000	257,550

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21			860,000	986,850

Boardwalk Pipelines LP company guaranty sr. unsec. unsub. bonds 5.95%, 6/1/26			250,000	275,305

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25			1,045,000	1,031,938

Calpine Corp. 144A company guaranty sr. notes 6.00%, 1/15/22			180,000	188,550

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24			145,000	153,156

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37			1,055,000	1,149,629

DPL, Inc. sr. unsec. sub. notes 6.50%, 10/15/16			76,000	76,096

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22			60,000	59,250

Dynegy, Inc. company guaranty sr. unsec. notes 6.75%, 11/1/19			960,000	984,000

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24			40,000	39,280

El Paso Natural Gas Co., LLC company guaranty sr. unsec. notes 8.625%, 1/15/22			360,000	444,781

Energy Future Intermediate Holding Co., LLC/EFIH Finance, Inc. 144A notes 11.75%, 3/1/22 (In default)(NON)			277,699	341,570

Energy Transfer Equity LP company guaranty sr. notes 7.50%, 10/15/20			430,000	471,925

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24			290,000	300,875

GenOn Americas Generation, LLC sr. unsec. notes 9.125%, 5/1/31			215,000	174,150

GenOn Americas Generation, LLC sr. unsec. notes 8.50%, 10/1/21			265,000	225,250

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20			160,000	119,200

NRG Energy, Inc. company guaranty sr. unsec. sub. notes 7.875%, 5/15/21			565,000	590,425

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 6.625%, 1/15/27			555,000	543,900

NRG Energy, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/26			375,000	381,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.875%, 3/1/22			655,000	722,253

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 5.50%, 4/15/23			455,000	469,737

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22			800,000	806,000

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. 144A company guaranty sr. notes 11.50%, 10/1/20 (In default)(NON)			415,000	126,575

				11,690,908

Total corporate bonds and notes (cost $205,141,410)				$206,078,347

SENIOR LOANS (6.6%)(a)(c)
			Principal amount	Value

Basic materials (0.4%)

Kraton Polymers, LLC/Kraton Polymers Capital Corp. bank term loan FRN Ser. B , 6.00%, 1/6/22			$480,000	$483,075

Solenis International LP bank term loan FRN 7.75%, 7/31/22			105,000	102,550

Solenis International LP bank term loan FRN 4.25%, 7/31/21			244,377	243,257

Zekelman Industries, Inc. bank term loan FRN Ser. B, 6.00%, 6/14/21			244,388	247,748

				1,076,630
Capital goods (0.2%)

Cortes NP Acquistion Corp. bank term loan FRN Ser. B, 6.00%, 9/29/23			160,000	155,200

Manitowac Foodservice, Inc. bank term loan FRN 5.75%, 3/3/23			264,538	267,349

				422,549
Communication services (0.2%)

Asurion, LLC bank term loan FRN 8.50%, 3/3/21			440,000	436,590

				436,590
Consumer cyclicals (3.8%)

Academy, Ltd. bank term loan FRN Ser. B, 5.00%, 7/2/22			608,783	594,578

Caesars Entertainment Operating Co., Inc. bank term loan FRN Ser. B6, 11.25%, 3/1/17			745,820	813,876

Caesars Growth Properties Holdings, LLC bank term loan FRN 6.25%, 5/8/21			1,234,784	1,217,421

CPG International, Inc. bank term loan FRN Ser. B, 4.75%, 9/30/20			199,284	199,533

Getty Images, Inc. bank term loan FRN Ser. B, 4.75%, 10/18/19			622,181	521,077

iHeartCommunications, Inc. bank term loan FRN Ser. D, 7.274%, 1/30/19			639,000	489,101

J Crew Group, Inc. bank term loan FRN Ser. B, 4.00%, 3/5/21			282,114	222,064

Jeld-Wen, Inc. bank term loan FRN 5.25%, 10/15/21			430,880	433,169

Jeld-Wen, Inc. bank term loan FRN Ser. B, 4.75%, 7/1/22			430,650	432,803

Navistar, Inc. bank term loan FRN Ser. B, 6.50%, 8/7/20			898,884	899,165

Petco Animal Supplies, Inc. bank term loan FRN Ser. B1, 5.00%, 1/26/23			711,425	717,057

ROC Finance, LLC bank term loan FRN 5.00%, 6/20/19			854,718	835,487

Scientific Games International, Inc. bank term loan FRN Ser. B2, 6.00%, 10/1/21			362,235	362,518

Talbots, Inc. (The) bank term loan FRN 9.50%, 3/19/21			194,874	180,583

Talbots, Inc. (The) bank term loan FRN 5.50%, 3/19/20			378,585	369,120

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, 5.00%, 9/2/21			248,903	249,784

VGD Merger Sub, LLC bank term loan FRN 8.50%, 8/18/24			250,000	251,438

VGD Merger Sub, LLC bank term loan FRN 5.00%, 8/18/23			220,000	221,218

Yonkers Racing Corp. bank term loan FRN 4.25%, 8/20/19			436,835	432,831

				9,442,823
Consumer staples (0.4%)

Del Monte Foods, Inc. bank term loan FRN 8.25%, 8/18/21			380,000	288,800

Revlon Consumer Products Corp. bank term loan FRN Ser. B, 4.25%, 9/7/23			595,000	596,275

				885,075
Energy (0.6%)

Chesapeake Energy Corp. bank term loan FRN 8.50%, 8/23/21			615,000	643,598

EP Energy, LLC bank term loan FRN 9.75%, 6/30/21			125,000	122,500

MEG Energy Corp. bank term loan FRN Ser. B, 3.75%, 3/31/20			631,998	584,914

Western Refining, Inc. bank term loan FRN Ser. B2, 5.50%, 6/23/23			219,450	218,764

				1,569,776
Health care (0.4%)

AMAG Pharmaceuticals, Inc. bank term loan FRN Ser. B, 4.75%, 8/17/21			216,563	216,563

Concordia International Corp. bank term loan FRN Ser. B, 5.25%, 10/21/21			387,075	345,586

DPx Holdings BV bank term loan FRN Ser. B, 4.25%, 3/11/21			154,674	154,416

Quorum Health Corp. bank term loan FRN 6.75%, 4/29/22			288,550	279,443

				996,008
Technology (0.2%)

Avaya, Inc. bank term loan FRN Ser. B7, 6.25%, 5/29/20			597,930	438,545

				438,545
Utilities and power (0.4%)

Dynegy, Inc. bank term loan FRN Ser. C, 5.00%, 6/27/23			240,000	241,167

Energy Transfer Equity LP bank term loan FRN Ser. C, 4.042%, 12/2/19			235,000	234,648

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			1,769,778	513,512

Texas Competitive Electric Holdings Co., LLC bank term loan FRN 4.998%, 10/10/17			18,164	5,270

				994,597

Total senior loans (cost $17,744,965)				$16,262,593

COMMON STOCKS (2.2%)(a)
			Shares	Value

ACC Claims Holding, LLC Class A (Units)(F)			990,365	$5,942

Ally Financial, Inc.			30,690	597,534

Berry Plastics Group, Inc.(NON)			12,025	527,296

Boise Cascade Co.(NON)			15,163	385,140

CIT Group, Inc.			9,745	353,744

Eldorado Resorts, Inc.(NON)			20,825	292,800

Gaming and Leisure Properties, Inc.(R)			12,258	410,030

General Motors Co.			7,902	251,047

Halcon Resources Corp.(NON)			31,415	294,673

Live Nation Entertainment, Inc.(NON)			16,990	466,885

Lone Pine Resources, Inc. Class A (Canada)(F)(NON)			24,322	243

Milagro Oil & Gas, Inc. (Units)(F)			281	177,269

Penn National Gaming, Inc.(NON)			34,840	472,779

Prairie Provident Resources, Inc. (Canada)(NON)			11,352	7,615

Rite Aid Corp.(NON)			21,650	166,489

Service Corp. International/US			15,010	398,365

Seventy Seven Energy, Inc.(NON)			25,762	485,614

Tribune Media Co. Class 1C(F)			93,841	23,460

Vantage Drilling International (Units) (Cayman Islands)(NON)			395	31,205

Total common stocks (cost $5,242,236)				$5,348,130

CONVERTIBLE PREFERRED STOCKS (1.3%)(a)
			Shares	Value

Allergan PLC Ser. A, 5.50% cv. pfd.			636	$522,557

American Tower Corp. $5.50 cv. pfd.(R)			5,675	622,122

Belden, Inc. $6.75 cv. pfd.(NON)			2,500	250,025

Crown Castle International Corp. Ser. A, $4.50 cv. pfd.(R)			2,165	244,688

EPR Properties Ser. C, $1.438 cv. pfd.(R)			18,102	557,485

T-Mobile US, Inc. Ser. A, $2.75 cv. pfd.			9,800	763,518

Tyson Foods, Inc. $2.375 cv. pfd.			3,735	305,859

Total convertible preferred stocks (cost $2,825,872)				$3,266,254

CONVERTIBLE BONDS AND NOTES (0.7%)(a)
			Principal amount	Value

DISH Network Corp. 144A cv. sr. unsec. bonds 3.375%, 8/15/26			$468,000	$512,460

iStar, Inc. cv. sr. unsec. unsub. notes 3.00%, 11/15/16(R)			313,000	315,348

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18			323,000	515,387

Navistar International Corp. cv. sr. unsec. sub. bonds 4.50%, 10/15/18			108,000	102,195

ON Semiconductor Corp. cv. company guaranty sr. unsec. unsub. notes 1.00%, 12/1/20			247,000	250,396

Total convertible bonds and notes (cost $1,432,968)				$1,695,786

WARRANTS (0.0%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	8,533	$19,541

Seventy Seven Energy, Inc.	8/1/21	23.82	2,976	6,994

Total warrants (cost $11,904)				$26,535

SHORT-TERM INVESTMENTS (3.7%)(a)
			Principal amount/shares	Value

Putnam Short Term Investment Fund 0.51%(AFF)		Shares	8,958,417	$8,958,417

U.S. Treasury Bills 0.197%, 11/17/16(SEGCCS)			8,000	7,998

U.S. Treasury Bills 0.257%, 11/10/16(SEGCCS)			2,000	2,000

U.S. Treasury Bills 0.271%, 11/3/16(SEGCCS)			237,000	236,959

U.S. Treasury Bills 0.207%, 10/20/16(SEGCCS)			5,000	5,000

Total short-term investments (cost $9,210,355)				$9,210,374

TOTAL INVESTMENTS

Total investments (cost $241,609,710)(b)				$241,888,019

FORWARD CURRENCY CONTRACTS at 9/30/16 (aggregate face value $1,268,414) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Canadian Dollar	Buy	10/19/16	$152	$151	$1
	Euro	Buy	12/21/16	128,750	128,863	(113)
Credit Suisse International
	Euro	Sell	12/21/16	459,870	456,446	(3,424)
State Street Bank and Trust Co.
	Canadian Dollar	Sell	10/19/16	553,978	561,525	7,547
UBS AG
	British Pound	Sell	12/21/16	118,530	121,429	2,899

Total						$6,910

CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING at 9/30/16 (Unaudited)

			Upfront			Payments
			premium		Termi-	received	Unrealized
			received	Notional	nation	(paid) by fund	appreciation/
	Referenced debt*	Rating***	(paid)**	amount	date	per annum	(depreciation)

	NA HY Series 27 Index	B+/P	$237,570	$6,735,000	12/20/21	500 bp	$(61,044)

	Total		$237,570	$(61,044)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2016. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications.

(a)	Terminating on the date on which the notional amount is reduced to zero or the date on which the assets securing the reference entity are liquidated.

Key to holding's currency abbreviations
CAD	Canadian Dollar
GBP	British Pound
Key to holding's abbreviations
EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2016 through September 30, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $246,236,041.
(b)	The aggregate identified cost on a tax basis is $241,778,898, resulting in gross unrealized appreciation and depreciation of $10,790,801 and $10,681,680, respectively, or net unrealized appreciation of $109,121.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$14,783,531	$76,299,081	$82,124,195	$45,561	$8,958,417
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period.
(FWC)	Forward commitment, in part or in entirety.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
(R)	Real Estate Investment Trust.
At the close of the reporting period, the fund maintained liquid assets totaling $7,115,532 to cover certain derivative contracts and the settlement of certain securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk, for hedging currency exposures and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, for gaining liquid exposure to individual names, to hedge market risk, for gaining exposure to specific sectors and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $3,536 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$385,140	$—	$—
Capital goods	527,296	—	—
Communication services	—	—	5,942
Consumer cyclicals	1,483,511	—	23,460
Consumer staples	166,489	—	—
Energy	819,107	—	177,512
Financials	1,361,308	—	—
Health care	398,365	—	—
Total common stocks	5,141,216	—	206,914
Convertible bonds and notes	—	1,695,786	—
Convertible preferred stocks	—	3,266,254	—
Corporate bonds and notes	—	206,078,225	122
Senior loans	—	16,262,593	—
Warrants	19,541	—	6,994
Short-term investments	8,958,417	251,957	—

Totals by level	$14,119,174	$227,554,815	$214,030

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$6,910	$—
Credit default contracts	—	(298,614)	—

Totals by level	$—	$(291,704)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$—	$298,614
Foreign exchange contracts	10,447	3,537
Equity contracts	26,535	—
Interest rate contracts	—	—

Total	$36,982	$302,151

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$2,100,000
Centrally cleared credit default contracts (notional)		$—*
Warrants (number of warrants)		3,000
* For the reporting period there were no holdings at the end of each fiscal quarter and the transactions were considered minimal.

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Capital Inc. (clearing broker)	Credit Suisse International	State Street Bank and Trust Co.	UBS AG	Total

	Assets:
	Centrally cleared credit default contracts§	—	—	—	—	—	—
	Forward currency contracts#	1	—	—	7,547	2,899	10,447

	Total Assets	$1	$—	$—	$7,547	$2,899	$10,447

	Liabilities:
	Centrally cleared credit default contracts§	—	40,372	—	—	—	40,372
	Forward currency contracts#	113	—	3,424	—	—	3,537

	Total Liabilities	$113	$40,372	$3,424	$—	$—	$43,909

	Total Financial and Derivative Net Assets	$(112)	$(40,372)	$(3,424)	$7,547	$2,899	$(33,462)
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—
	Net amount	$(112)	$(40,372)	$(3,424)	$7,547	$2,899

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 28, 2016

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: November 28, 2016